Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Revenue Information
Company's revenue from different geographic areas (based on the location of the customer)

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Europe:
- Germany	7,078,239	6,595,109	4,765,312	764,885
- Spain	704,355	511,757	381,910	61,301
- France	236,522	352,107	75,898	12,183
- Italy	853,788	700,646	389,218	62,474
- Belgium	—	70,236	56,653	9,093
- Holland	471,889	222,413	502,843	80,712
- Czech	286,901	9,899	9,529	1,529
- Greece	453,050	210,487	477,138	76,586
- England	174,875	227,122	117,381	18,841
- Others	46,846	169,516	89,960	14,438
Subtotal- Europe	10,306,465	9,069,292	6,865,842	1,102,042
PRC (excluding HK SAR, Macau and Taiwan)	745,917	3,261,886	2,653,341	425,891
HK SAR	16,500	—	7,674	1,232
United States of America	1,216,962	2,137,219	1,600,695	256,929
Japan	22,854	51,236	81,911	13,148
South Korea	154,769	13,036	16,775	2,693
Other countries	36,520	145,296	165,690	26,595
Total net revenues	12,499,987	14,677,965	11,391,928	1,828,530